Financial risk management - Fair value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value hierarchy
Transfers out of Level 1 to Level 2 assets	€ 0
Transfers out of Level 1 to Level 2 liabilities	0
Transfers out of Level 2 to Level 1 assets	0
Transfers out of Level 2 to Level 1 liabilities	0
Transfer into level 3 assets	0
Transfer out of level 3 assets	0
Transfer into level 3 liabilities	0
Transfer out of level 3 liabilities	0
Level 1
Fair value hierarchy
Current financial assets	635,359	€ 1,004,539	€ 283,529
Cash Equivalents	699,447
Assets carried at fair value	1,334,806	1,004,539	283,529
Level 3
Fair value hierarchy
Non-current financial assets	5,140	2,596	1
Assets carried at fair value	€ 5,140	€ 2,596	€ 1